Other operating income (expenses), net (Tables)	12 Months Ended
Jun. 30, 2019
Other Operating Income (Expenses), Net [Abstarct]
Schedule of other operating income (expenses), net
	2019	2018	2017
Loss on sale of PPE	(64)	(380)	(479)
Reversal of management fee – Cresca	-	-	(3,318)
Provision for legal claims	383	387	(139)
Alto Taquari Farm	-	-	34
Surplus gain from spin-off (a)	-	5,098	-
Write-off of effect of conversion of joint venture due to spin-off (a)	-	30,616	-
Other (b)	(1,383)	(289)	(2,117)
	(1,064)	35,432	(6,019)